General Information (Details)	6 Months Ended
Jun. 30, 2020
ProQR Therapeutics Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics I B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics II B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics III B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IV B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VI B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics VIII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ProQR Therapeutics IX B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Amylon Therapeutics B.V [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Amylon Therapeutics Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
ProQR Therapeutics I Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Wings Therapeutics Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%